AB EQUITY FUNDS

- AB International Growth Portfolio

(formerly, AB Concentrated International Growth Portfolio)

Class A (Ticker: CIAGX); Class C (Ticker: CICGX); Advisor Class (Ticker: CIGYX)

- AB Growth Fund

Class A (Ticker: AGRFX); Class C (Ticker: AGRCX); Class I (Ticker: AGFIX); Advisor Class (Ticker: AGRYX)

- AB Large Cap Growth Fund

Class A (Ticker: APGAX); Class C (Ticker: APGCX); Class I (Ticker: ALLIX); Advisor Class (Ticker: APGYX); Class Z (Ticker: APGZX)

- AB Concentrated Growth Fund

Class A (Ticker: WPASX); Class C (Ticker: WPCSX); Class I (Ticker: WPSIX); Advisor Class (Ticker: WPSGX);

Class Z (Ticker: WPSZX)

- AB Discovery Growth Fund

Class A (Ticker: CHCLX); Class C (Ticker: CHCCX); Class I (Ticker: CHCIX); Advisor Class (Ticker: CHCYX); Class Z (Ticker: CHCZX)

- AB Small Cap Growth Portfolio

Class A (Ticker: QUASX); Class C (Ticker: QUACX); Class I (Ticker: QUAIX); Advisor Class (Ticker: QUAYX); Class Z (Ticker: QUAZX)

- AB Select US Equity Portfolio

Class A (Ticker: AUUAX); Class C (Ticker: AUUCX); Class I (Ticker: AUUIX); Advisor Class (Ticker: AUUYX)

- AB Select US Long/Short Portfolio

Class A (Ticker: ASLAX); Class C (Ticker: ASCLX); Class I (Ticker: ASILX); Advisor Class (Ticker: ASYLX)

- AB Sustainable Global Thematic Fund

Class A (Ticker: ALTFX); Class C (Ticker: ATECX); Class I (Ticker: AGTIX); Advisor Class (Ticker: ATEYX); Class Z (Ticker: ATEZX)

- AB Sustainable International Thematic Fund

Class A (Ticker: AWPAX); Class C (Ticker: AWPCX); Class I (Ticker: AWPIX); Advisor Class (Ticker: AWPYX); Class Z (Ticker: AWPZX)

- AB Global Core Equity Portfolio

Class A (Ticker: GCEAX); Class C (Ticker: GCECX); Advisor Class (Ticker: GCEYX)

- AB Sustainable US Thematic Portfolio

Class A (Ticker: SUTAX); Class C (Ticker: SUTCX); Advisor Class (Ticker: FFTYX); Class Z (Ticker: SUTZX)

(the “Equity Funds”)

Supplement dated January 9, 2026 to the Prospectus of the Equity Funds dated October 31, 2025, as amended.

* * *

AB Concentrated International Growth Portfolio (the “Fund”) has been renamed “AB International Growth Portfolio” and is no longer offered through this Prospectus. All references to the Fund in this Prospectus are hereby removed.

The Fund is now offered through a separate prospectus dated October 31, 2025, as revised January 9, 2026.

* * *

This Supplement should be read in conjunction with the Prospectus of the Equity Funds.

You should retain this Supplement with your Prospectus for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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